Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Classified As Level 3 - Level 3	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FX option pricing model | Financial derivative contracts | Volatility
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario		(4.16%)
Impacts (in MCh$) Sens, +1bp Favorable scenario		4.16%
Discounted Cash Flows | Financial derivative contracts | Credit spread
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario	(10.55%)	(12.33%)
Impacts (in MCh$) Sens, +1bp Favorable scenario	10.55%	12.33%
Discounted Cash Flows | Debt financial instruments | Observability
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario	(0.76%)	(1.08%)
Impacts (in MCh$) Sens, +1bp Favorable scenario	0.76%	1.08%
Discounted Cash Flows | Other financial instruments | Observability
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario	(260.97%)	(25.15%)
Impacts (in MCh$) Sens, +1bp Favorable scenario	260.97%	25.15%
Discounted Cash Flows | Other financial instruments | Interest rate curve
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario	(0.96%)	(147.93%)
Impacts (in MCh$) Sens, +1bp Favorable scenario	0.96%	147.93%